Financial Instruments (Details 2)	12 Months Ended
Nov. 30, 2022 USD ($)
Undiscounted Future Cash Flows	$ 11,997,854
Employee Costs Payable
Undiscounted Future Cash Flows	3,067,578
Convertible Debentures
Undiscounted Future Cash Flows	1,800,000
Promissory Notes Payable
Undiscounted Future Cash Flows	360,514
Operating lease liabiity
Undiscounted Future Cash Flows	183,564
Accrued Liabilities
Undiscounted Future Cash Flows	2,821,506
Accounts Payable
Undiscounted Future Cash Flows	3,764,692
Less Than 3 Months
Undiscounted Future Cash Flows	11,860,181
Less Than 3 Months | Employee Costs Payable
Undiscounted Future Cash Flows	3,067,578
Less Than 3 Months | Convertible Debentures
Undiscounted Future Cash Flows	1,800,000
Less Than 3 Months | Promissory Notes Payable
Undiscounted Future Cash Flows	360,514
Less Than 3 Months | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Less Than 3 Months | Accrued Liabilities
Undiscounted Future Cash Flows	2,821,506
Less Than 3 Months | Accounts Payable
Undiscounted Future Cash Flows	3,764,692
Three To Six Months
Undiscounted Future Cash Flows	45,891
Three To Six Months | Employee Costs Payable
Undiscounted Future Cash Flows	0
Three To Six Months | Convertible Debentures
Undiscounted Future Cash Flows	0
Three To Six Months | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Three To Six Months | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Three To Six Months | Accrued Liabilities
Undiscounted Future Cash Flows	0
Three To Six Months | Accounts Payable
Undiscounted Future Cash Flows	0
Six To Nine Months
Undiscounted Future Cash Flows	45,891
Six To Nine Months | Employee Costs Payable
Undiscounted Future Cash Flows	0
Six To Nine Months | Convertible Debentures
Undiscounted Future Cash Flows	0
Six To Nine Months | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Six To Nine Months | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Six To Nine Months | Accrued Liabilities
Undiscounted Future Cash Flows	0
Six To Nine Months | Accounts Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year
Undiscounted Future Cash Flows	45,891
Nine Months To One Year | Employee Costs Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year | Convertible Debentures
Undiscounted Future Cash Flows	0
Nine Months To One Year | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Nine Months To One Year | Operating lease liabiity
Undiscounted Future Cash Flows	45,891
Nine Months To One Year | Accrued Liabilities
Undiscounted Future Cash Flows	0
Nine Months To One Year | Accounts Payable
Undiscounted Future Cash Flows	0
Greater Than One Year
Undiscounted Future Cash Flows	0
Greater Than One Year | Employee Costs Payable
Undiscounted Future Cash Flows	0
Greater Than One Year | Convertible Debentures
Undiscounted Future Cash Flows	0
Greater Than One Year | Promissory Notes Payable
Undiscounted Future Cash Flows	0
Greater Than One Year | Operating lease liabiity
Undiscounted Future Cash Flows	0
Greater Than One Year | Accrued Liabilities
Undiscounted Future Cash Flows	0
Greater Than One Year | Accounts Payable
Undiscounted Future Cash Flows	$ 0